Summary of Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Net income (loss) (U.S. dollar in thousands)	$ (8,053)	$ (511)	$ (11)
Weighted-average ordinary shares outstanding - Basic and diluted	24,582,874	24,582,874	24,582,874
Earnings (loss) per ordinary basic and diluted (U.S. dollar)	$ (0.33)	$ 0.60	$ 0.13